Annual Total Returns[BarChart] - UltraShort International ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.36%)	(37.19%)	(37.84%)	5.28%	(9.14%)	(13.69%)	(37.30%)	29.63%	(33.25%)	(36.55%)